Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated Useful Life
Lab equipment	5 years
Office equipment	3-5 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of useful life or remaining lease term
Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
Lab equipment	$227	$130
Office equipment	322	260
Furniture and fixtures	38	37
Leasehold improvements	6	6
	593	433
Less: accumulated depreciation	(267)	(188)
	$326	$245